Investments - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 26, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Investments accounted under equity method		¥ 2,187		¥ 5,057
Investment in equity investee		28,477		57,189		$ 4,469
Share of losses on investment in equity investees		70	$ 11	119	¥ 762
Impairment on equity method investments		0		0	¥ 0
Consideration for disposal of equity investee				¥ 12,000
Jiangsu Zhongfu Duty Free Co., Ltd. ("Zhongfu")
Schedule of Equity Method Investments [Line Items]
Investment in equity investee	¥ 10,921
Disposal of equity investment ( as a percentage)	20.00%						20.00%
Acquisition consideration							¥ 12,000
Consideration for disposal of equity investee	¥ 12,000
Gain (loss) on sale of shares		¥ 1,079